Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 1,654	€ 1,815
Right-of-use assets at end of period		1,510	1,654	€ 1,815
Right-of-use assets		1,510	1,654	1,815
Lease liabilities		€ 1,906	2,030	2,181
Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Initial lease term		15 years
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 2,672	2,872	2,745
Changes in scope of consolidation				(26)
Acquisitions and other increases		442	247	292
Disposals and other decreases		(375)	(314)	(232)
Currency translation differences		89	(58)	101
Transfers	[1]	(60)	(75)	(8)
Increase (Decrease) Through Reclassification, Property, Plant and Equipment, Right Of Use Assets	[2]	(155)
Right-of-use assets at end of period		2,613	2,672	2,872
Right-of-use assets		2,613	2,672	2,872
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		(1,018)	(1,057)	(797)
Changes in scope of consolidation				14
Depreciation and impairment charged in the period		(315)	(292)	(341)
Disposals and other decreases		183	276	82
Currency translation differences		(30)	21	(17)
Transfers	[1]	38	34	2
Increase (Decrease) Through Reclassification, Property, Plant and Equipment, Right Of Use Assets	[2]	39
Right-of-use assets at end of period		(1,103)	(1,018)	(1,057)
Right-of-use assets		€ (1,103)	€ (1,018)	€ (1,057)

[1]	(a)This line also includes the effect of the reclassification of assets (other than Opella assets) to Assets held for sale
[2]	(b)This line comprises the Opella right-of-use assets, reclassified to Assets held for sale as of December 31, 2024 in accordance with IFRS 5 (see Note D.1.)